Subsidiary Guarantors of the Public Bonds (Consolidated Condensed Statements of Operations and Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Condensed Income Statements, Captions [Line Items]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 711.1	$ 613.5	$ 627.6	$ 751.2	$ 808.9	$ 2,691.6	$ 2,761.1	$ 2,691.1
Cost of goods sold									1,636.9	1,673.8	1,619.0
Restructuring costs									3.0	1.0	7.6
Gross profit	271.7	246.4	261.4	284.7	245.7	255.8	272.2	300.1	1,051.7	1,086.3	1,064.5
Selling, general and administrative expenses									816.0	815.2	830.0
Acquisition-related integration costs									0.0	15.2	41.5
Restructuring and impairment costs									34.6	26.0	0.7
Operating profit (loss)									201.1	229.9	192.3
Other expenses:
Interest expense, net									38.2	45.4	52.0
Debt extinguishment costs									1.6	1.3	13.1
Other expense (income), net									(3.3)	1.7	(0.5)
Total other expenses (income)									36.5	48.4	64.6
Earnings before income taxes									164.6	181.5	127.7
Income tax expense (benefit)									41.4	47.6	26.7
Earnings (loss) before equity in earnings of consolidated subsidiaries									123.2	133.9	101.0
Income (Loss) from Subsidiaries, Net of Tax									0.0	0.0	0.0
Net earnings									123.2	133.9	101.0
Less: net earnings attributable to noncontrolling interest									0.4	0.8	0.6
Net earnings attributable to Wolverine World Wide, Inc.	$ 45.8	$ 25.3	$ 40.1	$ 57.8	$ 27.5	$ 37.1	$ 11.6	$ 10.7	122.8	133.1	100.4
Statement of Comprehensive Income [Abstract]
Net earnings									123.2	133.9	101.0
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(31.8)	(18.5)	(5.4)
Change in fair value of foreign exchange contracts									(2.2)	9.4	0.9
Change in fair value of interest rate swap									(2.8)	(0.2)	1.6
Pension adjustments									28.8	(32.1)	81.2
Other Comprehensive Income (Loss), Net of Tax									(8.0)	(41.4)	78.3
Comprehensive income									115.2	92.5	179.3
Less: comprehensive (loss) income attributable to non-controlling interests									(1.0)	(0.3)	0.5
Comprehensive income attributable to Wolverine World Wide, Inc.									116.2	92.8	178.8
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									613.3	607.8	538.2
Cost of goods sold									458.4	442.9	383.8
Acquisition-related transaction and integration costs											0.1
Restructuring costs									(0.1)	0.1
Gross profit									155.0	164.8	154.3
Selling, general and administrative expenses									127.9	126.1	139.0
Acquisition-related integration costs										6.5	16.9
Restructuring and impairment costs									3.5	3.0
Operating profit (loss)									23.6	29.2	(1.6)
Other expenses:
Interest expense, net									38.6	45.4	52.1
Debt extinguishment costs									1.6	1.3
Other expense (income), net									(1.2)		(3.7)
Total other expenses (income)									39.0	46.7	61.5
Earnings before income taxes									(15.4)	(17.5)	(63.1)
Income tax expense (benefit)									(6.3)	0.7	1.5
Earnings (loss) before equity in earnings of consolidated subsidiaries									(9.1)	(18.2)	(64.6)
Income (Loss) from Subsidiaries, Net of Tax									131.9	151.3	165.0
Net earnings									122.8	133.1	100.4
Less: net earnings attributable to noncontrolling interest											0.0
Net earnings attributable to Wolverine World Wide, Inc.									122.8	133.1	100.4
Statement of Comprehensive Income [Abstract]
Net earnings									122.8	133.1	100.4
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(31.8)	(17.4)	(5.4)
Change in fair value of foreign exchange contracts									(2.2)	9.4	0.9
Change in fair value of interest rate swap									(2.8)	(0.2)	1.6
Pension adjustments									28.8	(32.1)	81.2
Other Comprehensive Income (Loss), Net of Tax									(8.0)	(40.3)	78.3
Comprehensive income									114.8	92.8	178.7
Less: comprehensive (loss) income attributable to non-controlling interests									(1.4)		(0.1)
Comprehensive income attributable to Wolverine World Wide, Inc.									116.2	92.8	178.8
Subsidiary Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,628.6	3,276.1	3,849.1
Cost of goods sold									1,948.8	2,594.9	3,207.9
Acquisition-related transaction and integration costs											0.0
Restructuring costs									2.8	0.0
Gross profit									677.0	681.2	641.2
Selling, general and administrative expenses									559.2	555.1	506.7
Acquisition-related integration costs										1.1	14.9
Restructuring and impairment costs									24.0	10.4
Operating profit (loss)									93.8	114.6	119.6
Other expenses:
Interest expense, net									0.1	0.1	(0.2)
Debt extinguishment costs									0.0	0.0
Other expense (income), net									(1.1)	(1.3)	0.1
Total other expenses (income)									(1.0)	(1.2)	(0.1)
Earnings before income taxes									94.8	115.8	119.7
Income tax expense (benefit)									38.6	37.7	19.3
Earnings (loss) before equity in earnings of consolidated subsidiaries									56.2	78.1	100.4
Income (Loss) from Subsidiaries, Net of Tax									13.6	9.4	114.5
Net earnings									69.8	87.5	214.9
Less: net earnings attributable to noncontrolling interest											0.0
Net earnings attributable to Wolverine World Wide, Inc.									69.8	87.5	214.9
Statement of Comprehensive Income [Abstract]
Net earnings									69.8	87.5	214.9
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0.0	0.0	0.0
Change in fair value of foreign exchange contracts									0.0	0.0	0.0
Change in fair value of interest rate swap									0.0	0.0	0.0
Pension adjustments									1.2	(10.3)	13.1
Other Comprehensive Income (Loss), Net of Tax									1.2	(10.3)	13.1
Comprehensive income									71.0	77.2	228.0
Comprehensive income attributable to Wolverine World Wide, Inc.									71.0	77.2	228.0
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									723.8	848.8	774.4
Cost of goods sold									375.2	483.5	415.4
Acquisition-related transaction and integration costs											7.5
Restructuring costs									0.3	0.9
Gross profit									348.3	364.4	351.5
Selling, general and administrative expenses									257.5	258.1	266.8
Acquisition-related integration costs										7.6	9.7
Restructuring and impairment costs									7.1	12.6
Operating profit (loss)									83.7	86.1	74.3
Other expenses:
Interest expense, net									(0.5)	(0.1)	(0.1)
Debt extinguishment costs									0.0	0.0
Other expense (income), net									(1.0)	3.0	3.1
Total other expenses (income)									(1.5)	2.9	3.2
Earnings before income taxes									85.2	83.2	71.1
Income tax expense (benefit)									9.1	9.2	5.9
Earnings (loss) before equity in earnings of consolidated subsidiaries									76.1	74.0	65.2
Income (Loss) from Subsidiaries, Net of Tax									88.0	74.7	21.7
Net earnings									164.1	148.7	86.9
Less: net earnings attributable to noncontrolling interest									0.4	0.8	0.6
Net earnings attributable to Wolverine World Wide, Inc.									163.7	147.9	86.3
Statement of Comprehensive Income [Abstract]
Net earnings									164.1	148.7	86.9
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(31.8)	(18.5)	(5.4)
Change in fair value of foreign exchange contracts									(2.2)	9.4	0.9
Change in fair value of interest rate swap									0.0	0.0	0.0
Pension adjustments									0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax									(34.0)	(9.1)	(4.5)
Comprehensive income									130.1	139.6	82.4
Less: comprehensive (loss) income attributable to non-controlling interests									(1.0)	(0.3)	0.6
Comprehensive income attributable to Wolverine World Wide, Inc.									131.1	139.9	81.8
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(1,274.1)	(1,971.6)	(2,470.6)
Cost of goods sold									(1,145.5)	(1,847.5)	(2,388.1)
Acquisition-related transaction and integration costs											0.0
Restructuring costs									0.0	0.0
Gross profit									(128.6)	(124.1)	(82.5)
Selling, general and administrative expenses									(128.6)	(124.1)	(82.5)
Acquisition-related integration costs											0.0
Other expenses:
Interest expense, net											0.0
Debt extinguishment costs									0.0	0.0
Other expense (income), net											0.0
Income tax expense (benefit)											0.0
Income (Loss) from Subsidiaries, Net of Tax									(233.5)	(235.4)	(301.2)
Net earnings									(233.5)	(235.4)	(301.2)
Less: net earnings attributable to noncontrolling interest											0.0
Net earnings attributable to Wolverine World Wide, Inc.									(233.5)	(235.4)	(301.2)
Statement of Comprehensive Income [Abstract]
Net earnings									(233.5)	(235.4)	(301.2)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									31.8	17.4	5.4
Change in fair value of foreign exchange contracts									2.2	(9.4)	(0.9)
Change in fair value of interest rate swap									0.0	0.0	0.0
Pension adjustments									(1.2)	10.3	(13.1)
Other Comprehensive Income (Loss), Net of Tax									32.8	18.3	(8.6)
Comprehensive income									(200.7)	(217.1)	(309.8)
Less: comprehensive (loss) income attributable to non-controlling interests									1.4
Comprehensive income attributable to Wolverine World Wide, Inc.									$ (202.1)	$ (217.1)	$ (309.8)